Intangible Assets (Details) - Schedule of amortization of intangibles - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) - Schedule of amortization of intangibles [Line Items]
Amortization expense of intangible assets	S/ 106,512	S/ 98,621	S/ 107,499
Cost Of Sales And Services [Member]
Intangible Assets (Details) - Schedule of amortization of intangibles [Line Items]
Amortization expense of intangible assets	101,578	93,135	99,589
Administrative Expenses [Member]
Intangible Assets (Details) - Schedule of amortization of intangibles [Line Items]
Amortization expense of intangible assets	3,642	4,138	5,689
Amortization Discontinued Operations [Member]
Intangible Assets (Details) - Schedule of amortization of intangibles [Line Items]
Amortization expense of intangible assets	S/ 1,292	S/ 1,348	S/ 2,221